Notes to the unaudited interim condensed consolidated statement of financial position - Trade payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes to the unaudited interim condensed consolidated statement of financial position
Trade payables	€ 34,532	€ 26,017
Trade payables and other current liabilities	€ 34,532	€ 26,017